Interest in associates and joint ventures - Principal associates of HSBC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Carrying amount	$ 29,127	$ 29,515
Bank of Communications Co., Limited
Disclosure of associates [line items]
Carrying amount	23,307	23,616
Fair value	$ 8,141	8,537
HSBC’s interest percent	19.03%
The Saudi British Bank
Disclosure of associates [line items]
Carrying amount	$ 4,494	4,426
Fair value	$ 6,602	$ 5,599
HSBC’s interest percent	31.00%